Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [line items]
Aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities	$ 327,787.5	$ 254,182.9
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [line items]
Percentage of corporate income tax rate	20.00%	20.00%	20.00%